UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Anthion Management, LLC

Address:  160 Mercer Street
          2nd Floor
          New York, NY 10012


13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

/s/ Brendan McHugh               New York, New York            May 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:      $716,789
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                               FORM 13F INFORMATION TABLE
                                                 Anthion Management, LLC
                                                     March 31, 2012

COLUMN 1                         COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

                                                               VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS  SOLE  SHARED  NONE
ALPHA NATURAL RESOURCES INC      COM              02076X102     1,692     111,237  SH           SOLE     NONE     111,237
APPLE INC                        COM              037833100    23,294      38,853  SH           SOLE     NONE      38,853
ASHFORD HOSPITALITY TR INC       COM SHS          044103109    11,633   1,291,074  SH           SOLE     NONE   1,291,074
ASSURED GUARANTY LTD             COM              G0585R106     9,343     565,543  SH           SOLE     NONE     565,543
ATP OIL & GAS CORP               COM              00208J108     3,655     497,221  SH           SOLE     NONE     497,221
BLYTH INC                        COM NEW          09643P207     5,412      72,328  SH           SOLE     NONE      72,328
BMC SOFTWARE INC                 COM              055921100     8,677     216,051  SH           SOLE     NONE     216,051
BROOKDALE SR LIVING INC          COM              112463104    16,507     881,800  SH           SOLE     NONE     881,800
C&J ENERGY SVCS INC              COM              12467B304     4,003     225,000  SH           SOLE     NONE     225,000
CARTER INC                       COM              146229109    34,905     701,318  SH           SOLE     NONE     701,318
CHEMTURA CORP                    COM NEW          163893209     7,526     443,212  SH           SOLE     NONE     443,212
CREE INC                         COM              225447101     1,265      40,000  SH           SOLE     NONE      40,000
DIRECTV                          COM CL A         25490A101    24,670     500,000      CALL     SOLE     NONE     500,000
DIRECTV                          COM CL A         25490A101    12,132     245,895  SH           SOLE     NONE     245,895
E TRADE FINANCIAL CORP           COM NEW          269246401    26,505   2,420,545  SH           SOLE     NONE   2,420,545
ENERGY PARTNERS LTD              COM NEW          29270U303     3,052     183,767  SH           SOLE     NONE     183,767
GOOGLE INC                       CL A             38259P508    19,237      30,000  SH           SOLE     NONE      30,000
GOOGLE INC                       CL A             38259P508    19,237      30,000      PUT      SOLE     NONE      30,000
GRAMERCY CAP CORP                COM              384871109     1,310     490,722  SH           SOLE     NONE     490,722
HARTFORD FINL SVCS GROUP INC     COM              416515104     7,589     360,000  SH           SOLE     NONE     360,000
HEADWATERS INC                   COM              42210P102     1,672     400,000  SH           SOLE     NONE     400,000
IMAX CORP                        COM              45245E109    14,358     587,472  SH           SOLE     NONE     587,472
KINROSS GOLD CORP                COM NO PAR       496902404     4,895     500,000  SH           SOLE     NONE     500,000
LEAR CORP                        COM NEW          521865204    11,158     240,000  SH           SOLE     NONE     240,000
LIZ CLAIBORNE INC                COM              539320101     2,608     195,219  SH           SOLE     NONE     195,219
LORAL SPACE & COMMUNICATNS I     COM              543881106    25,891     325,264  SH           SOLE     NONE     325,264
LTX-CREDENCE CORP                COM NEW          502403207     7,574   1,053,434  SH           SOLE     NONE   1,053,434
MAKO SURGICAL CORP               COM              560879108     2,108      50,000  SH           SOLE     NONE      50,000
MBIA INC                         COM              55262C100     3,920     400,000  SH           SOLE     NONE     400,000
MENTOR GRAPHICS CORP             COM              587200106    13,147     884,704  SH           SOLE     NONE     884,704
MORGANS HOTEL GROUP CO           COM              61748W108     1,926     389,118  SH           SOLE     NONE     389,118
MOTOROLA SOLUTIONS INC           COM NEW          620076307    35,581     700,000  SH           SOLE     NONE     700,000
NORDION INC                      COM              65563C105     9,147     941,086  SH           SOLE     NONE     941,086
ONCOTHYREON INC                  COM              682324108     3,381     775,400  SH           SOLE     NONE     775,400
PAIN THERAPEUTICS INC            COM              69562K100     1,919     530,189  SH           SOLE     NONE     530,189
QIHOO 360 TECHNOLOGY CO LTD      ADS              74734M109     3,473     142,064  SH           SOLE     NONE     142,064
QUESTCOR PHARMACEUTICALS INC     COM              74835Y101     4,909     130,500  SH           SOLE     NONE     130,500
RENTECH INC                      COM              760112102    10,004   4,809,728  SH           SOLE     NONE   4,809,728
RESEARCH IN MOTION LTD           COM              760975102    17,273   1,175,000      CALL     SOLE     NONE   1,175,000
RITE AID CORP                    COM              767754104     4,263   2,450,000  SH           SOLE     NONE   2,450,000
SCIENTIFIC GAMES CORP            CL A             80874P109    10,291     882,568  SH           SOLE     NONE     882,568
SEARS HLDGS CORP                 COM              812350106     3,690      55,700      CALL     SOLE     NONE      55,700
SEARS HLDGS CORP                 COM              812350106     5,284      79,764  SH           SOLE     NONE      79,764
SILICON MOTION TECHNOLOGY CO     SPONSORED ADR    82706C108    26,334   1,359,548  SH           SOLE     NONE   1,359,548
SKULLCANDY INC                   COM              83083J104     7,218     455,950  SH           SOLE     NONE     455,950
SPDR S&P 500 ETF TR              TR UNIT          78462F103   140,810   1,000,000      CALL     SOLE     NONE   1,000,000
SUNCOKE ENERGY INC               COM              86722A103     4,263     300,000  SH           SOLE     NONE     300,000
UNITED STATES OIL FUND LP        UNITS            91232N108    49,822   1,270,000      CALL     SOLE     NONE   1,270,000
UNIVERSAL DISPLAY CORP           COM              91347P105     1,827      50,000  SH           SOLE     NONE      50,000
VALEANT PHARMACEUTICALS INTL     COM              91911K102    32,549     606,237  SH           SOLE     NONE     606,237
VISTEON CORP                     COM NEW          92839U206    11,079     209,046  SH           SOLE     NONE     209,046
WPX ENERGY INC                   COM              98212B103     2,771     153,860  SH           SOLE     NONE     153,860


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